Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2021
Prepaid Expenses
The Company’s prepaid expenses relate to the following:

The Company’s prepaid expenses relate to the following:

	December 31 2021		December 31 2020
		$		$

Research and development		714,716		220,084
Insurance		441,388		—
Investor relations conferences and services		60,254		44,115
Consulting		50,000		—
Administrative services		4,198		—
	1,270,556		264,199